Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012
Selected Quarterly Financial Information [Abstract]
Revenue	$ 338,156	$ 286,185	$ 370,807	$ 275,089	$ 280,066	$ 287,684	$ 348,312	$ 251,416	$ 1,270,236		$ 1,167,478		$ 1,020,269
Cost of revenue (1)	133,611	100,903	120,789	95,790	99,009	99,107	114,150	88,027	451,093	[1]	400,293	[1]	355,205
Net income	$ 1,034	$ 1,375	$ 40,875	$ 412	$ 2,305	$ 5,866	$ 22,960	$ (1,696)	$ 43,696		$ 29,435		$ 43,994
Earnings Per Share [Abstract]
Basic net income per share attributable to Vistaprint N.V.	$ 0.03	$ 0.04	$ 1.24	$ 0.01	$ 0.07	$ 0.18	$ 0.69	$ (0.05)	$ 1.33		$ 0.89		$ 1.16
Diluted net income per share attributable to Vistaprint N.V.	$ 0.03	$ 0.04	$ 1.18	$ 0.01	$ 0.07	$ 0.17	$ 0.66	$ (0.05)	$ 1.28		$ 0.85		$ 1.13

[1]	Share-based compensation is allocated as follows: